Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2022
Significant Accounting Policies [Abstract]
Summary of Classification and Measurement Basis of its Financial Instruments
The Company’s classification and measurement basis of its financial instruments are as follows:

Instrument	Classification and Measurement Basis
Cash and cash equivalents	Amortized cost
Short-term investments	FVTPL
Trade and other receivables	Amortized cost
Trade and other payables	Amortized cost
Long-term debt	Amortized cost
Derivative financial instruments	FVTPL

Summary of Estimated Useful Lives of Assets
Assets are amortized on a straight-line basis over the following estimated useful lives:

Computer equipment	3 years
Furniture and equipment	5 years
Computer software	1 to 3 years
Office equipment	3 years
Trade show equipment	2 years
Leasehold improvements	Shorter of lease term or the estimated useful life

Disclosure of intangible assets and goodwill
Acquired intangible assets are recorded at fair value on the date of acquisition and amortized on a straight-line basis over the following estimated useful lives.

Developed technology	6 years
Customer contracts and relationships	10 years
Trade name	6 months